Commitments and Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Long-Term Contracts, Contract Price	$ 3,807	$ 4,418
Long-Term Contracts, Commitments Amount	3,087	3,980
Security Deposit	986	995
Operating Leases, Rent Expense, Net	2,126	2,652	1,812
Contractual Obligation	$ 153,422	$ 86,522
Lease Expiration Period	The lease arrangement will expire gradually from 2015 to 2024.
Minimum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	0.50%
Maximum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	5.00%